Basis of Presentation and Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013
Accounting Policies [Abstract]
Deferred debt costs	$ 726,002	$ 726,002
Accumulated amortization	$ 15,447	$ 15,447
Weighted average number of common stock diluted		4,553,399	1,137,250
Weighted average number of common stock anti diluted	2,082,314	2,268,495